ORGANIZATION	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
NOTE 1 – ORGANIZATION

Description of Business

ICTS International N.V. was registered at the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as “ICTS” or the "Company") operate in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other services to airlines and airport authorities, predominantly in Europe and the United States. The technology segment is predominantly involved in the development and sale of identity security software to financial and other institutions, predominantly in Europe and the United States of America.

Liquidity and Financial Condition

In August 2014, FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, or ASU 2014-15. ASU 2014-15 explicitly requires a company’s management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The new standard became effective in the first annual period ending after December 15, 2016. Management has evaluated the potential impact of the adoption of this standard and believes the following disclosure is appropriate relating to the Company’s financial position, results of operations or cash flows.

As of December 31, 2016 and 2015, the Company has a working capital deficit of $1,457 and $5,005, respectively and shareholders’ deficit of $33,477 and $42,208 respectively. During the years ended December 31, 2016, 2015 and 2014, the Company incurred income (loss) from continuing operations of $2,342, ($4,702) and $1,540, respectively, and positive cash flows from operations of $3,512, $1,470 and $4,127, respectively. The Company’s business plan projects income from operations and compliance with all financial covenants. Management believes that this plan is achievable and that they will continue to generate positive cash flows from operations. Management also believes that it will receive continued support from their lenders and majority shareholder in financing operations. There can be no assurance that management will be successful in achieving its business plan.